Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
Equipment	5 years
Furniture and fixtures	5 years
Computer and related equipment	3 years
Software	3 years
Vehicles	4 years
Leasehold improvements	Lesser of useful life of the asset or remaining life of the lease

Schedule of fair value of stock options issued
	For the Six Months Ended June 30,
	2021	2020
Expected volatility	78.0 – 87.1%	80.0 – 80.1%
Expected term (in years)	6.25	6.25
Risk-free interest rate	0.1%	0.0 – 0.2%
Expected dividend yield	0.0%	0.0%

	2020	2019

Expected volatility	79.6 – 90.5%	70.0%
Expected term (in years)	6.2 - 10	6.1 - 10
Risk-free interest rate	0.3 – 1.6%	1.4 – 3.0%
Expected dividend yield	0.0%	0.0%

Schedule of reconciliation of cash, cash equivalents, and restricted cash
	As of June 30,
	2021	2020
Cash and cash equivalents	$384,143	$4,907
Restricted cash	657	150
Total cash, cash equivalents, and restricted cash	$384,800	$5,057